11. WARRANTS (Details - Warrant activity) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Summary Of Warrant Activity [Abstract]
Warrants outstanding, ending balance		70,709,475
Range of Exercise Price
Warrants outstanding, ending - Range of Exercise Price Minimum		$ 0.042
Warrants outstanding, ending - Range of Exercise Price Maximum		$ 0.25
Weighted Average Exercise Price
Warrants outstanding Weighted Average Exercise Price, ending		$ 0.13
Warrants [Member]
Summary Of Warrant Activity [Abstract]
Warrants outstanding, beginning balance	70,709,475	75,647,294	59,807,849
Warrants Exercised	(2,166,104)	12,716,225	0
Warrants Issued	15,375,614
Warrants Cancelled/Expired	(1,136,364)
Warrants outstanding, ending balance	82,782,621	70,709,475	75,647,294
Warrants exercisable	82,782,621	70,709,475
Range of Exercise Price
Warrants Exercised - Range of Exercise Price Minimum	$ 0.086
Warrants Exercised - Range of Exercise Price Maximum	$ 0.12
Warrants Issued - Range of Exercise Price Minimum	$ 0.042
Warrants Issued - Range of Exercise Price Maximum	$ 0.24
Warrants Cancelled/Expired - Range of Exercise Price	$ 0.13
Warrants outstanding, ending - Range of Exercise Price Minimum	$ 0.042
Warrants outstanding, ending - Range of Exercise Price Maximum	$ 0.25
Warrants Exercisable, ending - Range of Exercise Price Minimum	$ 0.042
Warrants Exercisable, ending - Range of Exercise Price Maximum	$ 0.25
Weighted Average Exercise Price
Warrants outstanding Weighted Average Exercise Price	$ 0.13
Warrants Exercised Weighted Average Exercise Price	$ 0.10
Warrants Issued Weighted Average Exercise Price	$ 0.07	$ 0.18	$ 0.11
Warrants Cancelled/Expired Weighted Average Exercise Price	$ 0.13
Warrants outstanding Weighted Average Exercise Price, ending	$ 0.10	$ 0.13
Warrants exercisable Weighted Average Exercise Price	$ 0.10	$ 0.08